INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
14. INTANGIBLE ASSETS

Intangible assets are as follows:

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at December 31, 2021	2,065,450	862,015	257,889	51,620	3,236,974
Additions	270,329	146,039	30,566	9,960	456,894
Divestitures	(962)	(350)	—	—	(1,312)
Reclassifications	—	—	2,924	(2,924)	—
Translation differences and other movements	—	—	—	9	9
Balance at December 31, 2022	2,334,817	1,007,704	291,379	58,665	3,692,565
Additions	272,975	175,405	23,849	14,919	487,148
Divestitures	—	—	—	(2,564)	(2,564)
Reclassifications	—	5,558	3,399	(3,399)	5,558
Translation differences and other movements	—	(296)	(42)	167	(171)
Balance at December 31, 2023	2,607,792	1,188,371	318,585	67,788	4,182,536

Accumulated amortization at December 31, 2021	1,320,578	499,746	231,842	46,635	2,098,801
Amortization	189,546	68,184	27,153	1,493	286,376
Balance at December 31, 2022	1,510,124	567,930	258,995	48,128	2,385,177
Amortization	250,033	92,623	27,923	1,522	372,101
Reclassification	—	5,558	(4,283)	4,283	5,558
Translation differences and other movements	—	—	(7)	8	1
Balance at December 31, 2023	1,760,157	666,111	282,628	53,941	2,762,837

Carrying amount at:
December 31, 2021	744,872	362,269	26,047	4,985	1,138,173
December 31, 2022	824,693	439,774	32,384	10,537	1,307,388
December 31, 2023	847,635	522,260	35,957	13,847	1,419,699

Additions were primarily attributable to externally acquired and internally generated development costs relating to existing and new models.